AB Sustainable Thematic Credit Portfolio

Portfolio of Investments

July 31, 2025 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 93.7%
Industrial – 47.4%
Basic – 2.7%
Inversiones CMPC SA 3.85%, 01/13/2030(a)	U.S.$	905	$859,288
6.125%, 02/26/2034(a)		385	397,109
Nutrien Ltd. 4.50%, 03/12/2027		430	429,912
Packaging Corp. of America 5.70%, 12/01/2033		1,551	1,612,054
Sealed Air Corp. 1.57%, 10/15/2026(a)		1,485	1,425,628
Smurfit Kappa Treasury ULC 5.20%, 01/15/2030		1,698	1,742,178
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(a)		536	564,547
Suzano Austria GmbH 6.00%, 01/15/2029		425	435,413

			7,466,129

Capital Goods – 4.0%
CNH Industrial Capital LLC 1.45%, 07/15/2026		1,605	1,558,628
John Deere Capital Corp. 3.35%, 04/18/2029		1,831	1,773,508
4.50%, 01/08/2027		42	42,161
4.95%, 07/14/2028		428	437,703
Series I 4.55%, 06/05/2030		270	271,447
Parker-Hannifin Corp. 3.25%, 03/01/2027		1,845	1,814,151
3.25%, 06/14/2029		999	957,890
Republic Services, Inc. 1.75%, 02/15/2032		1,275	1,074,826
Waste Management, Inc. 4.50%, 03/15/2028		910	915,361
Xylem, Inc./NY 1.95%, 01/30/2028		2,411	2,280,096

			11,125,771

Communications - Media – 2.0%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026		12	12,178
6.83%, 10/23/2055		630	629,320
Comcast Corp. 4.65%, 02/15/2033		590	583,416
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033		1,337	1,546,656
Time Warner Cable LLC 4.50%, 09/15/2042		1,173	919,859
6.75%, 06/15/2039		1,728	1,773,957

			5,465,386

Communications - Telecommunications – 2.0%
Sprint Capital Corp. 8.75%, 03/15/2032		1,070	1,292,747
T-Mobile USA, Inc. 2.70%, 03/15/2032		1,765	1,549,798
3.875%, 04/15/2030		172	166,834
TELUS Corp. 3.40%, 05/13/2032		1,966	1,789,671
7.00%, 10/15/2055		630	639,585

			5,438,635

Consumer Cyclical - Automotive – 4.3%
American Honda Finance Corp. 5.15%, 07/09/2032		99	100,026
5.20%, 03/05/2035		790	788,288

	Principal Amount (000)		U.S. $ Value

Series G 4.45%, 10/22/2027	U.S.$	582	$582,162
4.90%, 07/09/2027		1,712	1,726,173
Aptiv Swiss Holdings Ltd. 4.40%, 10/01/2046		180	136,821
5.40%, 03/15/2049		215	185,334
BMW US Capital LLC 4.60%, 08/13/2027(a)		1,022	1,024,902
Ford Motor Co. 3.25%, 02/12/2032		2,171	1,839,734
6.10%, 08/19/2032		213	213,049
Ford Motor Credit Co. LLC 5.92%, 03/20/2028		471	474,616
6.53%, 03/19/2032		679	691,006
7.12%, 11/07/2033		774	804,991
7.35%, 03/06/2030		616	651,445
Harley-Davidson Financial Services, Inc. 5.95%, 06/11/2029(a)		1,157	1,179,950
Honda Motor Co., Ltd. 4.44%, 07/08/2028		428	427,610
Magna International, Inc. 5.875%, 06/01/2035		302	310,461
Toyota Motor Credit Corp. 4.80%, 05/15/2030		807	817,950

			11,954,518

Consumer Cyclical - Other – 1.3%
JH North America Holdings, Inc. 5.875%, 01/31/2031(a)		152	152,665
6.125%, 07/31/2032(a)		174	175,969
MDC Holdings, Inc. 6.00%, 01/15/2043		3,677	3,350,916

			3,679,550

Consumer Cyclical - Retailers – 0.4%
CK Hutchison International 23 Ltd. 4.875%, 04/21/2033(a)		404	401,867
Lowe’s Cos., Inc. 5.80%, 09/15/2062		645	621,421

			1,023,288

Consumer Non-Cyclical – 13.3%
AbbVie, Inc. 4.80%, 03/15/2027		1,200	1,208,069
Amgen, Inc. 3.20%, 11/02/2027		1,804	1,758,015
Archer-Daniels-Midland Co. 2.90%, 03/01/2032		1,970	1,775,301
Becton Dickinson & Co. 3.70%, 06/06/2027		1,747	1,726,013
Bristol-Myers Squibb Co. 6.40%, 11/15/2063		1,078	1,154,678
Cencora, Inc. 4.625%, 12/15/2027		910	913,458
CVS Health Corp. 1.30%, 08/21/2027		60	56,166
4.30%, 03/25/2028		1,716	1,704,125
DH Europe Finance II SARL 2.60%, 11/15/2029		1,863	1,735,922
Eli Lilly & Co. 4.50%, 02/09/2029		825	832,884
4.95%, 02/27/2063		1,887	1,694,400
5.20%, 08/14/2064		491	459,123
Fresenius Medical Care US Finance III, Inc. 3.00%, 12/01/2031(a)		945	823,279
General Mills, Inc. 4.70%, 01/30/2027		217	217,715
4.875%, 01/30/2030		47	47,587
IQVIA, Inc. 5.70%, 05/15/2028		1,006	1,030,378
6.25%, 02/01/2029		1,660	1,736,179

	Principal Amount (000)		U.S. $ Value

Kaiser Foundation Hospitals Series 2021 2.81%, 06/01/2041	U.S.$	200	$142,758
Kellanova 2.10%, 06/01/2030		1,994	1,782,721
3.40%, 11/15/2027		1,064	1,041,790
Kenvue, Inc. 5.20%, 03/22/2063		1,478	1,348,038
Kraft Heinz Foods Co. 6.50%, 02/09/2040		1,240	1,289,011
6.875%, 01/26/2039		1,521	1,638,797
Merck & Co., Inc. 1.90%, 12/10/2028		1,800	1,671,149
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 05/19/2063		107	97,561
Roche Holdings, Inc. 4.20%, 09/09/2029(a)		1,295	1,290,381
Sutter Health 5.16%, 08/15/2033		182	184,250
Series 2025 5.54%, 08/15/2035		447	459,658
Sysco Corp. 2.40%, 02/15/2030		2,053	1,871,184
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		1,762	1,576,669
5.80%, 07/05/2064		371	360,451
Takeda US Financing, Inc. 5.20%, 07/07/2035		1,379	1,374,327
Thermo Fisher Scientific, Inc. 1.75%, 10/15/2028		1,491	1,379,190
Wyeth LLC 5.95%, 04/01/2037		265	281,333

			36,662,560

Other Industrial – 0.6%
CK Hutchison International 16 Ltd. 2.75%, 10/03/2026(a)		1,793	1,755,603

Services – 3.6%
Amazon.com, Inc. 4.10%, 04/13/2062		2,283	1,779,350
Mastercard, Inc. 1.90%, 03/15/2031		2,603	2,283,084
3.85%, 03/26/2050		2,565	1,991,921
PayPal Holdings, Inc. 4.45%, 03/06/2028		729	732,243
S&P Global, Inc. 2.70%, 03/01/2029		1,528	1,445,137
2.90%, 03/01/2032		863	779,613
4.25%, 05/01/2029		867	864,976

			9,876,324

Technology – 13.2%
Analog Devices, Inc. 1.70%, 10/01/2028		1,914	1,768,070
Apple, Inc. 4.10%, 08/08/2062		998	785,497
Autodesk, Inc. 2.40%, 12/15/2031		2,712	2,364,672
Broadcom, Inc. 2.45%, 02/15/2031(a)		1,816	1,620,369
3.42%, 04/15/2033(a)		641	579,949
4.15%, 02/15/2028		232	230,697
4.90%, 07/15/2032		494	496,055
5.05%, 07/12/2027		255	258,074
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031		1,460	1,293,594
Cisco Systems, Inc. 4.75%, 02/24/2030		1,329	1,350,896
5.05%, 02/26/2034		658	669,786

	Principal Amount (000)		U.S. $ Value

Dell International LLC/EMC Corp. 4.35%, 02/01/2030	U.S.$	530	$524,537
8.10%, 07/15/2036		579	696,202
Entegris, Inc. 4.75%, 04/15/2029(a)		390	381,947
Fiserv, Inc. 3.50%, 07/01/2029		1,835	1,760,240
5.625%, 08/21/2033		539	555,097
Foundry JV Holdco LLC 5.90%, 01/25/2033(a)		1,129	1,160,984
6.15%, 01/25/2032(a)		336	351,777
6.25%, 01/25/2035(a)		249	259,256
Intel Corp. 1.60%, 08/12/2028		257	235,655
International Business Machines Corp. 1.95%, 05/15/2030		1,545	1,374,995
4.15%, 07/27/2027		100	99,884
4.90%, 07/27/2052		735	646,046
5.00%, 02/10/2032		1,063	1,080,049
KLA Corp. 4.70%, 02/01/2034		485	482,118
Micron Technology, Inc. 5.875%, 02/09/2033		144	149,713
Microsoft Corp. 3.04%, 03/17/2062		1,166	737,572
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 01/15/2033		365	363,806
Oracle Corp. 3.25%, 11/15/2027		1,804	1,755,890
4.30%, 07/08/2034		1,716	1,611,252
5.50%, 08/03/2035		743	753,234
6.125%, 08/03/2065		662	649,403
6.50%, 04/15/2038		169	181,926
6.90%, 11/09/2052		489	535,158
Salesforce, Inc. 1.50%, 07/15/2028		2,941	2,734,411
1.95%, 07/15/2031		1,261	1,100,933
SK Hynix, Inc. 6.375%, 01/17/2028(a)		485	502,882
Skyworks Solutions, Inc. 3.00%, 06/01/2031		2,426	2,139,491
TR Finance LLC 5.50%, 08/15/2035		570	575,659
VMware LLC 1.40%, 08/15/2026		1,096	1,061,709
4.70%, 05/15/2030		545	544,907

			36,424,392

			130,872,156

Financial Institutions – 38.1%
Banking – 24.5%
AIB Group PLC 5.32%, 05/15/2031(a)		1,078	1,097,963
5.87%, 03/28/2035(a)		851	877,133
Ally Financial, Inc. 6.85%, 01/03/2030		602	634,419
6.99%, 06/13/2029		503	528,739
Banco Bilbao Vizcaya Argentaria SA 6.03%, 03/13/2035		1,800	1,876,022
7.88%, 11/15/2034		600	686,056
Banco Santander SA 4.175%, 03/24/2028		400	397,268
4.25%, 04/11/2027		400	398,229
5.29%, 08/18/2027		400	405,432
6.03%, 01/17/2035		1,000	1,054,249
6.35%, 03/14/2034		200	210,424
6.92%, 08/08/2033		800	871,217
Bank of America Corp. 3.705%, 04/24/2028		530	522,915
3.85%, 03/08/2037		1,660	1,522,402

	Principal Amount (000)		U.S. $ Value

4.38%, 04/27/2028	U.S.$	375	$374,185
6.20%, 11/10/2028		1,373	1,424,786
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		268	276,224
Bank of Nova Scotia (The) 4.59%, 05/04/2037		1,989	1,890,188
Banque Federative du Credit Mutuel SA 4.59%, 10/16/2028(a)		929	932,291
Barclays PLC 5.09%, 02/25/2029		968	979,388
5.335%, 09/10/2035		1,295	1,291,696
6.22%, 05/09/2034		297	316,059
6.69%, 09/13/2034		200	218,486
7.12%, 06/27/2034		544	596,436
BNP Paribas SA 4.625%, 02/25/2031(a)(b)		412	370,504
4.79%, 05/09/2029(a)		804	807,700
CaixaBank SA 6.04%, 06/15/2035(a)		977	1,024,431
6.84%, 09/13/2034(a)		388	426,539
Capital One Financial Corp. 7.96%, 11/02/2034		907	1,055,852
Citigroup, Inc. 4.54%, 09/19/2030		1,287	1,281,760
4.79%, 03/04/2029		1,340	1,346,862
5.45%, 06/11/2035		82	83,622
5.83%, 02/13/2035		467	474,955
6.17%, 05/25/2034		781	817,066
Credit Agricole SA 5.22%, 05/27/2031(a)		538	547,849
5.86%, 01/09/2036(a)		695	720,493
Danske Bank A/S 4.61%, 10/02/2030(a)		479	477,403
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		462	428,159
3.74%, 01/07/2033		920	831,504
4.95%, 08/04/2031		154	154,403
5.37%, 01/10/2029		239	243,026
6.72%, 01/18/2029		249	260,771
7.08%, 02/10/2034		818	882,618
HSBC Holdings PLC 3.97%, 05/22/2030		550	535,987
4.04%, 03/13/2028		419	415,232
4.755%, 06/09/2028		1,453	1,456,931
5.13%, 11/19/2028		440	444,766
5.73%, 05/17/2032		1,244	1,293,138
6.16%, 03/09/2029		200	207,463
6.50%, 09/15/2037		525	556,036
7.40%, 11/13/2034		376	420,861
ING Groep NV 4.86%, 03/25/2029		784	791,250
Intesa Sanpaolo SpA 3.875%, 01/12/2028(a)		460	450,322
4.95%, 06/01/2042(a)		1,445	1,186,574
7.78%, 06/20/2054(a)		913	1,044,918
JPMorgan Chase & Co. 4.98%, 07/22/2028		1,015	1,024,802
5.04%, 01/23/2028		959	966,435
5.58%, 07/23/2036		190	192,456
6.07%, 10/22/2027		615	626,147
Lloyds Banking Group PLC 4.82%, 06/13/2029		1,359	1,368,177
5.09%, 11/26/2028		1,000	1,011,213
5.72%, 06/05/2030		866	899,489
7.50%, 09/29/2025(b)		288	288,053
7.95%, 11/15/2033		533	611,464
M&T Bank Corp. 5.40%, 07/30/2035		1,101	1,102,134
Mizuho Financial Group, Inc. 4.71%, 07/08/2031		1,379	1,377,913

	Principal Amount (000)		U.S. $ Value

Morgan Stanley 4.99%, 04/12/2029	U.S.$	105	$106,268
5.04%, 07/19/2030		253	257,259
5.65%, 04/13/2028		1,206	1,228,843
6.63%, 11/01/2034		431	474,786
Morgan Stanley Bank NA 5.02%, 01/12/2029		735	744,069
5.50%, 05/26/2028		472	480,435
Nationwide Building Society 2.97%, 02/16/2028(a)		1,065	1,038,181
4.65%, 07/14/2029(a)		1,376	1,376,861
5.54%, 07/14/2036(a)		332	335,444
NatWest Group PLC 3.03%, 11/28/2035		268	241,879
4.96%, 08/15/2030		766	774,982
Nordea Bank Abp 6.625%, 03/26/2026(a)(b)		343	345,144
Santander UK Group Holdings PLC 2.47%, 01/11/2028		514	497,689
Shinhan Bank Co., Ltd. 4.375%, 04/13/2032(a)		385	366,501
Societe Generale SA 2.80%, 01/19/2028(a)		960	932,963
2.89%, 06/09/2032(a)		867	768,547
7.37%, 01/10/2053(a)		963	1,027,492
Standard Chartered PLC 2.61%, 01/12/2028(a)		920	893,907
5.30%, 01/09/2043(a)		279	255,710
Svenska Handelsbanken AB 4.75%, 03/01/2031(a)(b)		1,000	931,250
Synchrony Financial 5.02%, 07/29/2029		95	94,945
6.00% (SOFR + 2.07%), 07/29/2036(c)		242	242,664
UBS Group AG 6.54%, 08/12/2033(a)		1,319	1,436,588
7.125%, 08/10/2034(a)(b)		256	259,010
9.25%, 11/13/2028(a)(b)		219	240,520
UniCredit SpA 5.86%, 06/19/2032(a)		665	670,272
7.30%, 04/02/2034(a)		1,119	1,187,405
Westpac Banking Corp. Series G 4.32%, 11/23/2031		554	549,683

			67,648,782

Financial Services – 0.2%
Siemens Funding BV 5.20%, 05/28/2035(a)		500	512,605

Insurance – 4.1%
Allianz SE 3.20%, 10/30/2027(a)(b)		1,400	1,274,552
Athene Global Funding 4.95%, 01/07/2027(a)		38	38,172
5.03%, 07/17/2030(a)		960	966,284
5.32%, 11/13/2031(a)		353	355,149
5.53%, 07/11/2031(a)		479	488,089
Centene Corp. 2.50%, 03/01/2031		513	430,660
2.625%, 08/01/2031		434	362,632
3.00%, 10/15/2030		2,872	2,499,388
Elevance Health, Inc. 5.15%, 06/15/2029		224	228,540
New York Life Global Funding 4.40%, 04/25/2028(a)		325	326,129
5.00%, 01/09/2034(a)		707	709,717
New York Life Insurance Co. 3.75%, 05/15/2050(a)		2,305	1,689,317
Principal Life Global Funding II 4.60%, 08/19/2027(a)		480	481,317

	Principal Amount (000)		U.S. $ Value

4.80%, 01/09/2028(a)	U.S.$	903	$910,605
UnitedHealth Group, Inc. 4.40%, 06/15/2028		266	266,028
Zurich Finance Ireland Designated Activity Co.
Series E 3.00%, 04/19/2051(a)		200	176,549

			11,203,128

REITs – 9.3%
Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032		1,715	1,419,959
American Homes 4 Rent LP 4.95%, 06/15/2030		797	802,224
5.25%, 03/15/2035		383	379,980
American Tower Corp. 3.80%, 08/15/2029		285	276,643
3.95%, 03/15/2029		660	645,724
4.90%, 03/15/2030		937	946,087
5.00%, 01/31/2030		512	519,764
5.25%, 07/15/2028		270	276,084
5.55%, 07/15/2033		361	372,007
Boston Properties LP 4.50%, 12/01/2028		1,400	1,386,583
Crown Castle, Inc. 2.90%, 03/15/2027		1,029	1,001,473
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	800	777,807
Equinix, Inc. 1.55%, 03/15/2028	U.S.$	3,501	3,252,103
ERP Operating LP 3.00%, 07/01/2029		1,552	1,472,935
Essex Portfolio LP 2.65%, 03/15/2032		2,001	1,747,979
3.00%, 01/15/2030		298	278,171
Healthpeak OP LLC 1.35%, 02/01/2027		1,429	1,364,030
Newmark Group, Inc. 7.50%, 01/12/2029		367	389,578
Omega Healthcare Investors, Inc. 3.25%, 04/15/2033		765	660,119
3.375%, 02/01/2031		392	358,399
5.20%, 07/01/2030		237	237,714
Prologis LP 2.875%, 11/15/2029		1,462	1,373,286
Public Storage Operating Co. 4.375%, 07/01/2030		552	548,641
Simon Property Group LP 4.75%, 09/26/2034		572	556,888
5.85%, 03/08/2053		384	384,337
Trust Fibra Uno 7.375%, 02/13/2034(a)		406	419,012
Welltower OP LLC 2.70%, 02/15/2027		1,943	1,895,655
WP Carey, Inc. 2.45%, 02/01/2032		2,154	1,847,057
4.65%, 07/15/2030		190	188,761

			25,779,000

			105,143,515

Utility – 8.2%
Electric – 8.2%
Commonwealth Edison Co. 3.00%, 03/01/2050		205	132,489
5.65%, 06/01/2054		866	857,499
Series 133 3.85%, 03/15/2052		1,874	1,406,381
Consolidated Edison Co. of New York, Inc. 3.70%, 11/15/2059		2,229	1,540,085
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		890	863,300

	Principal Amount (000)		U.S. $ Value

Electricite de France SA 9.125%, 03/15/2033(a)(b)	U.S.$	206	$236,121
Enel Finance International NV
1.625%, 07/12/2026(a)(d)		1,806	1,758,765
5.125%, 06/26/2029(a)		1,080	1,097,992
7.50%, 10/14/2032(a)		200	228,407
Engie Energia Chile SA
6.375%, 04/17/2034(a)		741	776,568
Florida Power & Light Co.
5.30%, 06/15/2034		186	190,974
5.30%, 04/01/2053		595	568,021
5.60%, 06/15/2054		958	954,648
NextEra Energy Capital Holdings, Inc.
4.685%, 09/01/2027		128	128,614
4.80%, 12/01/2077		325	312,553
6.50%, 08/15/2055		1,582	1,635,726
Niagara Energy SAC
5.75%, 10/03/2034(a)		399	396,965
Niagara Mohawk Power Corp.
2.76%, 01/10/2032(a)		1,245	1,089,237
4.65%, 10/03/2030(a)		1,749	1,738,083
5.29%, 01/17/2034(a)		1,350	1,352,673
Oncor Electric Delivery Co. LLC
7.50%, 09/01/2038		614	726,876
PECO Energy Co.
5.25%, 09/15/2054		439	414,531
Public Service Electric & Gas Co.
3.10%, 03/15/2032		704	642,480
San Diego Gas & Electric Co.
5.35%, 04/01/2053		1,185	1,105,815
5.55%, 04/15/2054		433	415,224
Series TTT
4.10%, 06/15/2049		1,365	1,071,409
Series UUU
3.32%, 04/15/2050		248	167,193
Series WWW
2.95%, 08/15/2051		1,275	804,098

			22,612,727

Total Corporates - Investment Grade (cost $261,566,580)			258,628,398

EMERGING MARKETS - CORPORATE BONDS – 1.1%
Industrial – 0.7%
Basic – 0.6%
Klabin Austria GmbH 3.20%, 01/12/2031(a)		2,040	1,809,174

Energy – 0.1%
ReNew Pvt. Ltd. 5.875%, 03/05/2027(a)		300	299,070

			2,108,244

Utility – 0.4%
Other Utility – 0.4%
Sabesp Lux SARL 5.625%, 08/20/2030(a)		1,100	1,100,142

Total Emerging Markets - Corporate Bonds (cost $3,417,996)			3,208,386

CORPORATES - NON-INVESTMENT GRADE – 1.1%
Industrial – 1.1%
Capital Goods – 0.2%
Clean Harbors, Inc. 4.875%, 07/15/2027(a)		538	533,526

Consumer Non-Cyclical – 0.8%
CVS Health Corp. 6.75%, 12/10/2054		63	63,165
7.00%, 03/10/2055		892	918,953

	Principal Amount (000)			U.S. $ Value

Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125%, 04/3 0/2028(a)	U.S.$	1,111		$1,051,032

				2,033,150

Technology – 0.1%
Kioxia Holdings Corp. 6.25%, 07/24/2030(a)		372		370,333

Total Corporates - Non-Investment Grade (cost $2,903,384)				2,937,009

SUPRANATIONALS – 0.4%
International Bank for Reconstruction & Development Zero Coupon, 03/31/2027		970		921,584
1.745%, 07/31/2033(d)		300		300,313

Total Supranationals (cost $1,260,504)				1,221,897

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Chile – 0.2%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)		479		496,785

Ecuador – 0.2%
Amazon Conservation DAC 6.03%, 01/16/2042(a)		316		316,319
GPS Blue Financing DAC 5.645%, 11/09/2041(e)		200		194,787

				511,106

Total Governments - Sovereign Bonds (cost $997,347)				1,007,891

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.0%
United States – 0.0%
Metropolitan Transportation Authority Series 2020 5.175%, 11/15/2049 (cost $6,147)		5		4,497

	Shares

SHORT-TERM INVESTMENTS – 1.8%
Investment Companies – 1.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.15%(f)(g)(h) (cost $4,844,791)		4,844,791		4,844,791

	Principal Amount (000)

Time Deposits – 0.0%
Citibank, London 0.84%, 08/01/2025	EUR	47		53,389
JPMorgan Chase, New York 3.68%, 08/01/2025	U.S.$	0	*	71

Total Time Deposits (cost $53,460)				53,460

Total Short-Term Investments (cost $4,898,251)				4,898,251

Total Investments – 98.5% (cost $275,050,209)(i)				271,906,329
Other assets less liabilities – 1.5%				4,121,017

Net Assets – 100.0%				$276,027,346

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	43	September 2025	$4,862,359	$12,094
U.S. Long Bond (CBT) Futures	88	September 2025	10,048,500	609
U.S. T-Note 10 Yr (CBT) Futures	45	September 2025	4,997,813	7,922
U.S. Ultra Bond (CBT) Futures	200	September 2025	23,462,500	304,297
Sold Contracts
Euro-Bund Futures	4	September 2025	592,055	6,299
U.S. T-Note 2 Yr (CBT) Futures	27	September 2025	5,588,578	18,383
U.S. T-Note 5 Yr (CBT) Futures	325	September 2025	35,155,859	(69,047)

				$280,557

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	EUR	314	USD	369	09/10/2025	$10,263

*	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2025, the aggregate market value of these securities amounted to $61,854,287 or 22.41% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2025.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2025.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of July 31, 2025, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GPS Blue Financing DAC 5.645%, 11/09/2041	05/18/2023	$200,615	$194,787	0.07%

(f)	The rate shown represents the 7-day yield as of period end.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	Affiliated investments.
(i)

As of July 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,438,050 and gross unrealized depreciation of investments was $(6,291,110), resulting in net unrealized depreciation of $(2,853,060).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Sustainable Thematic Credit Portfolio

July 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2025:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Corporates - Investment Grade	$-0	-	$258,628,398		$-0	-	$258,628,398
Emerging Markets - Corporate Bonds	-0	-	3,208,386		-0	-	3,208,386
Corporates - Non-Investment Grade	-0	-	2,937,009		-0	-	2,937,009
Supranationals	-0	-	1,221,897		-0	-	1,221,897
Governments - Sovereign Bonds	-0	-	1,007,891		-0	-	1,007,891
Local Governments - US Municipal Bonds	-0	-	4,497		-0	-	4,497
Short-Term Investments:
Investment Companies	4,844,791		-0	-	-0	-	4,844,791
Time Deposits	53,460		-0	-	-0	-	53,460

Total Investments in Securities	4,898,251		267,008,078		-0	-	271,906,329
Other Financial Instruments*:
Assets
Futures	349,604		-0	-	-0	-	349,604
Forward Currency Exchange Contracts	-0	-	10,263		-0	-	10,263
Liabilities
Futures	(69,047)		-0	-	-0	-	(69,047)

Total	$5,178,808		$267,018,341		$-0	-	$272,197,149

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2025 is as follows:

Fund	Market Value 10/31/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/25 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$2,197	$91,270	$88,622	$4,845	$100